Fees Summary	Apr. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,329,604.03
Previously Paid Amount	0.00
Total Fee Amount	4,740.92
Total Offset Amount	0.00
Net Fee	$ 4,740.92
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A